Concentration and risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration and risks
Cash and cash equivalents and restricted cash	¥ 1,092,444	¥ 1,516,882	¥ 1,250,372	¥ 2,005,856
Currency convertibility risk | Cash and cash equivalents and restricted cash | Denominated in RMB
Concentration and risks
Cash and cash equivalents and restricted cash	¥ 738,875	¥ 832,308
Concentration risk (as a percent)	67.64%	54.87%